U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Desk

May 8, 1997


Re: Rule 497(j) Filings


Dear Members of the Staff:

I hereby certify that the following documents are being filed pursuant to Rule 487(j) of the Securities Act of 1933 because the prospectuses and Statements of Additional Information that would have been filed under paragraph (b) or (c) of this section would not have differed from those contained in each registrant's most recent post-effective amendment. In addition, I certify that the text of the registrants' most recent post-effective amendments were filed electronically via EDGAR.

FILED ON FORM N-4 UNDER TYPE 486BPOS:
-- Universal Annuity - Individual and Group Variable Annuity Contracts prospectus and Statement of Additional Information
-- The Travelers Fund BD for Variable Annuities prospectus and Statement of Additional Information
-- The Travelers Fund BD II for Variable Annuities prospectus and Statement of Additional Information
-- The Travelers Fund ABD for Variable Annuities prospectus and Statement of Additional Information
-- The Travelers Fund ABD II for Variable Annuities prospectus and Statement of Additional Information
-- The Travelers Separate Account QP for Variable Annuities prospectus and Statement of Additional Information

FILED ON FORM N-1A UNDER TYPE 485BPOS:
--     Managed Assets Trust prospectus and Statement of Additional Information
--     Capital Appreciation Fund prospectus and Statement of Additional
       Information
--     Cash Income Trust prospectus and Statement of Additional Information
--     High Yield Bond Trust prospectus and Statement of Additional Information

FILED ON FORM N-3 UNDER TYPE 486BPOS:
--     The Travelers Growth and Income Stock Account for Variable Annuities and
            The Travelers Quality Bond Account for Variable Annuities (Individual) prospectus and Statement of Additional Information

--     The Travelers Growth and Income Stock Account for Variable Annuities and
            The Travelers Quality Bond Account for Variable Annuities (Group) prospectus and Statement of Additional Information

-- The Travelers Growth and Income Stock Account for Variable Annuities prospectus and Statement of Additional Information (Group)

       The following are contained in the Universal Annuity prospectus and
       SAIs:
--     The Travelers Timed Growth and Income Stock Account for Variable
       Annuities
--     The Travelers Money Market Account for Variable Annuities
--     The Travelers Timed Short-Term Bond Account for Variable Annuities
--     The Travelers Timed Aggressive Stock Account for Variable Annuities
--     The Travelers Timed Bond Account for Variable Annuities

FILED ON FORM S-2 UNDER TYPE POS AMI:
(Definitive materials previously filed under Rule 424)
--     The Travelers Registered  Fixed Account

FILED ON FORM S-6 UNDER TYPE 485BPOS:
(Definitive materials previously filed under Rule 424)
--     Fund UL (MarketLife and InVest - TIC)
--     Separate Account One (VintageLife in TLAC)
--     Separate Account Three (VintageLife in TIC)

If you have any questions regarding this certification, please contact the undersigned at (860) 277-7389.

Sincerely,


Kathleen A. McGah